PURCHASE COMMITMENTS	12 Months Ended
Dec. 31, 2021
PURCHASE COMMITMENTS
PURCHASE COMMITMENTS

NOTE 20 – PURCHASE COMMITMENTS

The Company has entered into various purchase commitments amounting in the aggregate to approximately $125,224 as of December 31, 2021 (of which $26,758 corresponds to PP&E commitments).